Fees Summary	Aug. 08, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 498,800,000.00
Previously Paid Amount	0.00
Total Fee Amount	76,366.28
Total Offset Amount	0.00
Net Fee	76,366.28
Narrative - Max Aggregate Offering Price	$ 498,800,000.00
Final Prospectus	true